Operating costs (Tables)	12 Months Ended
Dec. 31, 2020
Expenses by nature [abstract]
Summary of research and development expenditure
	Year ended December 31,
	2020	2019	2018
	(Euro, in thousands)
Personnel costs	€(161,509)	€(118,875)	€(75,819)
Subcontracting	(301,841)	(255,725)	(203,406)
Disposables and lab fees and premises costs	(22,349)	(19,573)	(20,967)
Depreciation	(11,707)	(9,330)	(4,846)
Professional fees	(12,692)	(1,834)	(262)
Other operating expenses	(13,570)	(14,753)	(10,922)
Total R&D expenses	€(523,667)	€(420,090)	€(316,222)

Summary of research and development expenditure by program
	Year ended December 31,
	2020	2019	2018
	(Euro, in thousands)
Filgotinib program	€(126,879)	€(100,032)	€(66,138)
Ziritaxestat program	(55,902)	(75,951)	(72,718)
OA program on GLPG1972	(22,966)	(19,958)	(15,751)
Toledo program	(87,107)	(47,204)	(20,967)
CF program	(69)	(3,897)	(30,137)
AtD program on MOR106	(7,618)	(24,051)	(14,999)
Other programs	(223,126)	(148,997)	(95,512)
Total R&D expenses	€(523,667)	€(420,090)	€(316,222)

Summary of sales and marketing expenses
	Year ended December 31,
	2020	2019	2018
	(Euro, in thousands)
Personnel costs	€(31,727)	€(7,558)	€(2,282)
Depreciation	(140)	(61)	—
External outsourcing costs	(27,174)	(15,721)	(1,284)
Professional fees	(3,420)	(459)	—
Other operating expenses	(4,007)	(777)	(580)
Total sales and marketing expenses	€(66,468)	€(24,577)	€(4,146)

Summary of general and administrative expenses
	Year ended December 31,
	2020	2019	2018
	(Euro, in thousands)
Personnel costs	€(70,110)	€(51,204)	€(24,740)
Depreciation	(5,147)	(1,421)	(449)
Legal and professional fees	(25,592)	(11,568)	(4,026)
Other operating expenses	(17,908)	(8,190)	(5,162)
Total general and administrative expenses	€(118,757)	€(72,382)	€(34,377)